Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs activity

	Six Months Ended
	June 30,
	2025	2024
RSUs granted	636,825	452,485
Weighted average fair value per RSU granted (DKK)	1,601.95	2,010.05

RSUs vested	180,822	130,579

Summary of warrants activity

	Six Months Ended
	June 30,
	2025	2024
Warrants granted	530,330	345,079
Weighted average exercise price per warrant granted (DKK)	1,604.81	2,006.50
Weighted average Black-Scholes fair value per warrant granted (DKK)	500.33	650.72

Warrants exercised	43,921	62,374
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,057.95	1,208.46
% change in share capital - warrants exercised	0.07%	0.09%